Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (120,283,000)	$ (123,074,000)	$ (28,974,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Impairment of other long-lived assets	0	4,443,000	3,865,000
Depreciation and amortization	45,338,000	48,973,000	59,769,000
Stock-based compensation	25,618,000	31,614,000	33,461,000
Foreign currency transaction loss (gain)	3,417,000	636,000	9,090,000
Gain from deconsolidation of subsidiary	0	0	(39,136,000)
Loss on Sale of Investments	4,760,000	0	0
Share in net (profits) losses of associated companies	33,325,000	32,705,000	5,726,000
Revaluation of investments	7,994,000	5,665,000	3,778,000
Revaluation of contingent consideration	(4,897,000)	(21,408,000)	(15,805,000)
Deferred income taxes, net and uncertain tax positions	1,287,000	(1,764,000)	926,000
Other non-cash items, net	1,347,000	1,089,000	(2,778,000)
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	4,456,000	(25,653,000)	(28,877,000)
Inventories	9,356,000	4,571,000	(87,337,000)
Other current assets and prepaid expenses	3,021,000	1,553,000	5,758,000
Other non-current assets	8,647,000	11,047,000	4,472,000
Accounts payable	(3,677,000)	(27,445,000)	19,614,000
Other current liabilities	7,022,000	4,228,000	(17,707,000)
Deferred revenues	(10,003,000)	408,000	6,577,000
Other non-current liabilities	(8,902,000)	(9,233,000)	(7,827,000)
Net cash provided by (used in) operating activities	7,826,000	(61,645,000)	(75,405,000)
Cash flows from investing activities
Cash paid for business combinations, net of cash acquired	0	(72,118,000)	0
Purchase of property and equipment	(10,874,000)	(13,551,000)	(13,635,000)
Investments in short-term bank deposits	(170,500,000)	(111,448,000)	(479,852,000)
Proceeds from short-term bank deposits	170,000,000	208,815,000	561,485,000
Investments in non-marketable equity securities	(8,845,000)	(12,443,000)	(69,148,000)
Purchase of intangible assets	(1,840,000)	(1,476,000)	(6,117,000)
Proceeds from Sale of Long-Term Investments	7,190,000	0	0
Other investing activities	49,000	(1,613,000)	54,000
Net cash used in investing activities	(14,820,000)	(3,834,000)	(7,213,000)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs	(1,995,000)	0	0
Proceeds from exercise of stock options	154,000	11,000	266,000
Payment of contingent consideration	(1,012,000)	(1,339,000)	(2,754,000)
Other financing activities	(461,000)	(188,000)	(281,000)
Net cash provided by (used in) financing activities	(3,314,000)	(1,516,000)	(2,769,000)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,480,000)	(827,000)	(7,220,000)
Net change in cash, cash equivalents and restricted cash	(11,788,000)	(67,822,000)	(92,607,000)
Cash, cash equivalents and restricted cash, beginning of year	82,864,000	150,686,000	243,293,000
Cash, cash equivalents and restricted cash, end of year	71,076,000	82,864,000	150,686,000
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	70,200,000	82,585,000	150,470,000
Restricted cash included in other current assets	876,000	279,000	216,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	71,076,000	82,864,000	150,686,000
Supplemental disclosure of cash flow information
Income taxes, net of tax refunds	2,318,000	2,152,000	12,550,000
Non-cash investing and financing activities:
Transfer of inventories to fixed assets	3,448,000	9,551,000	9,212,000
Transfer of fixed assets to inventories	4,829,000	222,000	123,000
Contingent consideration	0	2,472,000	0
Right-of-use assets obtained in exchange for new operating lease liabilities	20,808,000	7,142,000	12,057,000
Issuance of Common stock under employee stock purchase plan	5,610,000	5,915,000	2,978,000
Issuance of shares as part of Origin acquisition (Refer to Note 2)	$ 0	$ 5,202,000	$ 0